JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 7.3%
ANZ Group Holdings Ltd.	1,485,002	38,810,648
BHP Group Ltd.	3,075,463	129,632,481
Brambles Ltd.	1,314,159	18,040,386
Coles Group Ltd.	981,282	16,576,781
Commonwealth Bank of Australia	683,925	85,493,928
Glencore plc	1,926,103	14,186,420
Goodman Group, REIT	1,026,297	21,366,411
Insurance Australia Group Ltd.	5,159,408	30,740,747
Macquarie Group Ltd.	179,479	31,860,904
Medibank Pvt Ltd. (a)	10,021,830	36,326,546
National Australia Bank Ltd.	1,703,723	49,332,939
Northern Star Resources Ltd.	593,301	8,222,447
QBE Insurance Group Ltd.	1,740,178	30,182,977
Rio Tinto Ltd.	777,874	92,708,387
Rio Tinto plc	467,097	45,387,657
Santos Ltd.	6,422,892	35,671,137
Telstra Group Ltd.	6,287,297	22,196,513
Transurban Group (a)	2,665,991	27,685,677
Wesfarmers Ltd.	330,538	20,703,360
Westpac Banking Corp.	793,477	21,040,852
Woodside Energy Group Ltd.	739,097	17,298,523
Woolworths Group Ltd.	902,391	25,181,793
		818,647,514
Belgium — 0.8%
Anheuser-Busch InBev SA	338,385	29,390,087
KBC Group NV	389,921	56,093,546
		85,483,633
China — 0.4%
BOC Hong Kong Holdings Ltd.	2,150,500	14,300,968
Prosus NV	734,912	34,153,426
		48,454,394
Denmark — 2.2%
Carlsberg A/S, Class B	272,783	40,168,602
Danske Bank A/S	1,541,298	88,701,233
Novo Nordisk A/S, Class B	1,553,156	73,466,732
Novonesis Novozymes B	641,024	41,732,818
		244,069,385
Finland — 0.5%
Nokia OYJ	2,467,436	22,806,344
Nordea Bank Abp	1,395,489	28,185,690
		50,992,034
France — 10.5%
Air Liquide SA	632,603	124,628,190
Airbus SE	244,637	57,430,668
AXA SA	545,372	28,266,432

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
BNP Paribas SA	602,948	76,615,838
Capgemini SE	363,954	43,259,838
Engie SA	3,221,798	100,427,076
EssilorLuxottica SA	149,468	28,297,575
Hermes International SCA	7,811	13,840,109
Legrand SA	537,670	81,741,571
L'Oreal SA	66,814	29,758,646
LVMH Moet Hennessy Louis Vuitton SE	123,482	67,808,322
Orange SA	2,939,398	56,165,122
Pernod Ricard SA (a)	210,933	16,438,710
Safran SA	369,738	145,300,137
Societe Generale SA	1,202,451	113,026,375
Thales SA	114,431	32,576,280
TotalEnergies SE	1,021,373	90,044,751
Vinci SA	459,847	64,927,119
		1,170,552,759
Germany — 10.9%
adidas AG	111,756	20,677,446
Allianz SE (Registered)	338,118	168,417,398
BASF SE	96,780	5,618,431
Bayer AG (Registered)	874,062	48,506,755
Continental AG	368,782	30,669,123
Deutsche Boerse AG	156,453	47,126,339
Deutsche Post AG	967,169	64,608,629
Deutsche Telekom AG (Registered)	2,606,143	80,428,196
E.ON SE	516,863	11,134,922
Heidelberg Materials AG	45,332	8,439,233
Infineon Technologies AG	1,282,424	92,031,351
Mercedes-Benz Group AG	290,997	15,733,971
MTU Aero Engines AG (a)	146,485	61,418,009
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	176,620	106,095,659
Rheinmetall AG	27,563	36,436,885
RWE AG	986,504	64,895,182
SAP SE	500,254	91,694,145
Siemens AG (Registered)	605,624	198,430,630
Siemens Energy AG	261,336	44,647,443
Zalando SE * (a) (b)	600,455	19,583,966
		1,216,593,713
Hong Kong — 1.7%
AIA Group Ltd.	7,434,400	74,945,431
Hong Kong Exchanges & Clearing Ltd.	1,016,500	52,962,548
Link, REIT	1,638,300	8,166,095
Prudential plc	745,646	11,205,979
Sun Hung Kai Properties Ltd.	1,469,000	23,055,736
Techtronic Industries Co. Ltd.	1,078,000	18,110,352
		188,446,141

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.4%
Kingspan Group plc	514,956	47,861,977
Italy — 2.6%
Enel SpA	1,616,292	18,253,442
Ferrari NV (a)	127,351	50,073,549
FinecoBank Banca Fineco SpA	1,738,851	47,639,081
Prysmian SpA	80,957	11,171,526
Ryanair Holdings plc	464,211	13,017,172
UniCredit SpA	1,579,989	149,011,709
		289,166,479
Japan — 23.4%
Advantest Corp.	459,300	90,749,386
Ajinomoto Co., Inc.	1,935,200	59,678,447
Asahi Kasei Corp.	2,607,400	27,833,847
Asics Corp.	1,166,000	34,378,860
Central Japan Railway Co.	939,800	23,386,784
Daiichi Sankyo Co. Ltd.	1,159,300	18,736,073
Denso Corp.	2,316,000	28,437,942
Disco Corp.	103,900	37,137,435
Ebara Corp.	633,600	21,509,201
Fast Retailing Co. Ltd.	121,100	59,298,948
Fuji Electric Co. Ltd.	569,000	49,656,240
Fujitsu Ltd.	1,569,400	36,173,530
Hitachi Ltd.	3,532,100	115,748,878
Hoya Corp.	387,100	59,194,181
IHI Corp.	1,410,000	24,653,788
ITOCHU Corp.	6,609,500	82,946,659
Japan Exchange Group, Inc.	1,491,700	20,291,754
Japan Post Bank Co. Ltd.	1,395,300	26,978,314
Japan Tobacco, Inc.	411,100	18,329,671
Kajima Corp.	542,100	18,113,864
Kao Corp.	1,838,000	37,782,072
KDDI Corp.	2,612,100	48,124,593
Keyence Corp.	189,800	95,201,217
Kioxia Holdings Corp. *	157,600	43,928,863
Kubota Corp.	1,505,400	25,539,860
Lasertec Corp.	84,900	19,504,273
Mitsubishi Corp.	540,800	16,166,015
Mitsubishi Heavy Industries Ltd.	1,221,100	28,527,751
Mitsubishi UFJ Financial Group, Inc.	3,031,450	67,711,976
Mitsui & Co. Ltd.	2,564,700	78,695,984
Murata Manufacturing Co. Ltd.	816,200	37,189,631
Nomura Research Institute Ltd.	757,100	22,397,708
Obayashi Corp.	1,976,400	38,844,765
Obic Co. Ltd.	412,700	11,837,705
ORIX Corp.	550,400	22,213,789
Panasonic Holdings Corp.	1,180,200	31,207,400
Rakuten Group, Inc. *	1,963,900	10,240,073

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Recruit Holdings Co. Ltd.	884,500	69,946,988
Resona Holdings, Inc.	4,385,600	59,472,294
Sanrio Co. Ltd.	1,003,600	8,026,655
SBI Holdings, Inc.	733,100	13,839,674
Shin-Etsu Chemical Co. Ltd.	1,789,800	63,806,617
SMC Corp.	25,000	10,801,508
SoftBank Group Corp.	1,670,500	52,031,912
Sony Group Corp.	4,109,275	96,029,128
Sumitomo Electric Industries Ltd.	3,053,200	40,409,400
Sumitomo Mitsui Financial Group, Inc.	3,181,100	136,688,486
Sumitomo Realty & Development Co. Ltd.	1,909,800	42,806,902
Suzuki Motor Corp.	4,091,800	53,412,520
T&D Holdings, Inc.	2,081,900	65,612,815
Takeda Pharmaceutical Co. Ltd.	1,607,200	55,184,243
Terumo Corp.	2,310,200	33,890,391
Tokio Marine Holdings, Inc.	1,688,500	86,056,767
Tokyo Electron Ltd.	346,700	115,914,740
Toyota Motor Corp.	6,589,000	124,694,733
		2,616,973,250
Macau — 0.1%
Sands China Ltd.	3,568,800	6,692,582
Netherlands — 5.5%
Adyen NV * (b)	22,203	22,585,253
Argenx SE *	30,037	25,726,609
ASML Holding NV	235,733	388,475,132
ASR Nederland NV	640,958	52,402,728
Heineken NV	496,770	44,977,753
Koninklijke Ahold Delhaize NV	580,346	22,994,605
Koninklijke KPN NV	8,861,249	41,841,410
Nebius Group NV *	103,475	19,702,675
		618,706,165
Singapore — 1.6%
DBS Group Holdings Ltd.	1,679,331	96,891,931
Oversea-Chinese Banking Corp. Ltd.	1,680,400	38,167,300
Sea Ltd., ADR *	189,030	20,177,062
STMicroelectronics NV (a)	149,075	7,963,350
United Overseas Bank Ltd.	394,600	13,345,015
		176,544,658
Spain — 3.7%
Banco Bilbao Vizcaya Argentaria SA	1,686,883	47,286,555
Banco de Sabadell SA	14,718,919	56,509,272
Banco Santander SA	10,689,198	152,024,707
Iberdrola SA	5,123,883	121,710,689
Industria de Diseno Textil SA	544,414	35,530,438
		413,061,661

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — 2.2%
Assa Abloy AB, Class B	242,030	8,980,713
Atlas Copco AB, Class A	5,510,268	116,431,011
Telia Co. AB	3,545,546	16,430,797
Volvo AB, Class B	2,685,255	102,715,689
		244,558,210
Switzerland — 4.8%
ABB Ltd. (Registered)	470,602	46,429,093
Cie Financiere Richemont SA (Registered)	425,060	100,459,507
Givaudan SA (Registered) (a)	2,803	11,203,182
Lonza Group AG (Registered)	115,335	80,385,990
Nestle SA (Registered)	1,488,134	148,740,584
Sandoz Group AG	141,653	11,547,247
UBS Group AG (Registered)	2,058,271	108,795,374
Zurich Insurance Group AG (a)	40,046	30,504,167
		538,065,144
United Kingdom — 13.3%
3i Group plc	903,894	34,797,920
AstraZeneca plc	1,110,334	188,879,274
BAE Systems plc	1,979,600	56,041,156
Barclays plc	18,191,191	125,037,801
British American Tobacco plc	1,282,150	77,776,430
Compass Group plc	1,047,911	33,277,314
Diageo plc	812,524	17,849,799
GSK plc	1,615,207	42,000,005
Halma plc	163,909	7,831,107
HSBC Holdings plc	8,080,136	172,069,008
Lloyds Banking Group plc	14,811,789	22,893,352
London Stock Exchange Group plc	653,562	73,520,832
National Grid plc	4,993,403	79,923,677
NatWest Group plc	10,459,467	98,660,295
Next plc	127,853	25,603,598
Reckitt Benckiser Group plc	581,275	41,024,868
RELX plc	2,284,191	80,339,471
Rolls-Royce Holdings plc	2,873,406	57,323,468
Sage Group plc (The)	4,041,884	53,243,598
SSE plc	1,899,506	60,011,921
Standard Chartered plc	1,304,917	38,583,275
Tesco plc	6,469,645	42,584,231
Unilever plc	966,498	61,892,269
		1,491,164,669
United States — 7.2%
BP plc	8,106,189	60,903,136
Ferrovial NV	101,763	6,666,089
Haleon plc	7,096,142	34,739,593
InterContinental Hotels Group plc	259,815	42,013,949
Novartis AG (Registered)	870,829	136,190,598

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Roche Holding AG	336,615	147,131,894
Sanofi SA	975,023	83,960,872
Schneider Electric SE	238,457	80,118,120
Shell plc	3,778,787	172,961,527
Spotify Technology SA *	78,311	39,150,801
		803,836,579
Total Common Stocks (Cost $8,355,017,824)		11,069,870,947
Short-Term Investments — 1.1%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (c) (d) (Cost $71,491,459)	71,486,090	71,493,238
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $50,021,404)	50,021,404	50,021,404
Total Short-Term Investments (Cost $121,512,863)		121,514,642
Total Investments — 100.2% (Cost $8,476,530,687)		11,191,385,589
Liabilities in Excess of Other Assets — (0.2)%		(26,501,265)
NET ASSETS — 100.0%		11,164,884,324

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $42,482,285.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.2%
Pharmaceuticals	7.5
Semiconductors & Semiconductor Equipment	7.1
Insurance	6.4
Aerospace & Defense	4.0
Capital Markets	3.4
Oil, Gas & Consumable Fuels	3.4
Machinery	3.1
Industrial Conglomerates	2.8
Electrical Equipment	2.8
Metals & Mining	2.6
Chemicals	2.5
Automobiles	2.2
Textiles, Apparel & Luxury Goods	2.1
Diversified Telecommunication Services	1.9
Food Products	1.9
Electric Utilities	1.8
Multi-Utilities	1.7
Trading Companies & Distributors	1.6
Software	1.5
Professional Services	1.3
Beverages	1.3
Electronic Equipment, Instruments & Components	1.2
Personal Care Products	1.2
Construction & Engineering	1.1
Household Durables	1.1
Specialty Retail	1.1
Health Care Equipment & Supplies	1.1
IT Services	1.0
Broadline Retail	1.0
Consumer Staples Distribution & Retail	1.0
Others (each less than 1.0%)	9.0
Short-Term Investments	1.1

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$818,647,514	$—	$818,647,514
Belgium	—	85,483,633	—	85,483,633
China	—	48,454,394	—	48,454,394
Denmark	41,732,818	202,336,567	—	244,069,385
Finland	—	50,992,034	—	50,992,034
France	56,165,122	1,114,387,637	—	1,170,552,759
Germany	—	1,216,593,713	—	1,216,593,713
Hong Kong	—	188,446,141	—	188,446,141

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$47,861,977	$—	$47,861,977
Italy	—	289,166,479	—	289,166,479
Japan	8,026,655	2,608,946,595	—	2,616,973,250
Macau	—	6,692,582	—	6,692,582
Netherlands	42,697,280	576,008,885	—	618,706,165
Singapore	20,177,062	156,367,596	—	176,544,658
Spain	—	413,061,661	—	413,061,661
Sweden	—	244,558,210	—	244,558,210
Switzerland	—	538,065,144	—	538,065,144
United Kingdom	—	1,491,164,669	—	1,491,164,669
United States	39,150,801	764,685,778	—	803,836,579
Total Common Stocks	207,949,738	10,861,921,209	—	11,069,870,947
Short-Term Investments
Investment Companies	71,493,238	—	—	71,493,238
Investment of Cash Collateral from Securities Loaned	50,021,404	—	—	50,021,404
Total Short-Term Investments	121,514,642	—	—	121,514,642
Total Investments in Securities	$329,464,380	$10,861,921,209	$—	$11,191,385,589
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$47,146,024	$704,253,833	$679,894,771	$(17,423)	$5,575	$71,493,238	71,486,090	$1,603,305	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	35,958,748	781,655,483	767,592,827	—	—	50,021,404	50,021,404	1,926,379	—
Total	$83,104,772	$1,485,909,316	$1,447,487,598	$(17,423)	$5,575	$121,514,642		$3,529,684	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.